Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Schedule of reconciliation of lease liabilities

	Year ended December 31
in € thousand	2025	2024
OPENING NET BOOK VALUE	28,941	31,969
Additions	369	237
Revaluation due to variable payments	56	1,399
Termination of contracts	(27)	(1,100)
Lease payments	(3,504)	(3,425)
Interest expenses	796	813
Exchange rate differences	1,450	(952)
CLOSING NET BOOK VALUE	28,082	28,941

Disclosure of maturity analysis of lease payments
The maturity of non-current lease liabilities is as follows:

	Year ended December 31
in € thousand	2025	2024
Between 1-3 years	5,572	5,203
Between 3-5 years	5,414	5,083
Over 5 years	14,357	16,147
NON-CURRENT LEASE LIABILITIES	25,343	26,432
Current lease liabilities	2,739	2,508
TOTAL LEASE LIABILITIES	28,082	28,941

Disclosure of lease liabilities by currency
The carrying amounts of the Group’s lease liabilities are denominated in the following currencies:

	Year ended December 31
in € thousand	2025	2024
EUR	891	1,078
SEK	26,466	26,870
Other	725	992
TOTAL LEASE LIABILITIES	28,082	28,941